Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 65.3%
Long-Term Municipal Bonds – 65.3%
Alabama – 0.4%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$3,015	$3,429,095
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	785	919,965
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(a)	1,946	2,114,584

		6,463,644

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	400	493,745

Arizona – 2.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2037-11/01/2039	2,450	2,900,417
5.00%, 11/01/2035	850	1,098,808
City of Glendale AZ (City of Glendale AZ COP) 2.062%, 07/01/2029	1,000	1,000,590
2.442%, 07/01/2032	2,250	2,253,459
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 07/01/2023 (Pre-refunded/ETM)	2,500	2,500,000
5.00%, 07/01/2024 (Pre-refunded/ETM)	4,085	4,085,000
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2014 5.00%, 06/01/2022	1,685	1,759,617
Salt River Project Agricultural Improvement & Power District Series 2011A 5.00%, 12/01/2024	23,120	23,583,753
State of Arizona (State of Arizona COP) Series 2019A 5.00%, 10/01/2022	7,000	7,420,207
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	310	310,185

		46,912,036

	Principal Amount (000)	U.S. $ Value

California – 1.5%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021A 4.00%, 08/01/2047(a)	$3,385	$3,723,929
California Housing Finance Series 2019-2 4.00%, 03/20/2033	2,223	2,620,298
Series 2021-1, Class A 3.50%, 11/20/2035	996	1,166,541
California Municipal Finance Authority (Waste Management, Inc.) Series 2019A 2.40%, 10/01/2044	4,710	5,174,039
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 3.50%, 10/01/2046(a)	2,000	2,120,242
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A 3.10%, 07/01/2045(a) (b)	1,000	1,011,173
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	1,510	1,537,711
San Francisco Intl Airport Series 2019H 5.00%, 05/01/2024	3,755	4,239,382
State of California Series 2014 5.00%, 10/01/2029	50	57,347
Series 2015 5.00%, 08/01/2022-03/01/2026	3,500	3,923,292

		25,573,954

Colorado – 1.4%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	2,375	2,530,407
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2036	16,920	21,379,853
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	215	229,904
5.00%, 12/01/2024-12/01/2050	430	527,572

		24,667,736

	Principal Amount (000)	U.S. $ Value

Connecticut – 2.7%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2026 (Pre-refunded/ETM)	$1,650	$2,030,300
5.00%, 11/01/2027-11/01/2031	6,975	8,522,153
Series 2017C 5.00%, 08/15/2025	1,000	1,162,361
State of Connecticut Series 2016A 5.00%, 03/15/2023-03/15/2024	27,430	29,828,271
Series 2018C 5.00%, 06/15/2027	1,415	1,769,131
State of Connecticut Special Tax Revenue 5.00%, 05/01/2034	2,835	3,715,077

		47,027,293

District of Columbia – 0.6%
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029-10/01/2030	6,180	7,823,083
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2022	3,015	3,160,057

		10,983,140

Florida – 3.3%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 4.00%, 12/15/2024(a)	385	416,186
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	7,660	7,997,038
City of Jacksonville FL (City of Jacksonville FL Sales Tax) Series 2011 5.00%, 10/01/2021	2,500	2,529,581
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027-08/15/2030	10,925	13,573,906
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.625%, 10/01/2026	2,470	2,485,837
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	300	231,885
Florida Municipal Power Agency 1.425%, 10/01/2026	500	501,656
Florida State Board of Education (State of Florida) Series 2017F 5.00%, 06/01/2023	1,310	1,430,968
Lakewood Ranch Stewardship District AGM 2.50%, 05/01/2033	1,830	1,916,764
North Broward Hospital District Series 2017B 5.00%, 01/01/2027-01/01/2032	13,610	16,487,839

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	$455	$469,819
5.00%, 06/01/2055	200	217,739
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	1,000	1,118,138
School District of Broward County/FL Series 2015 5.00%, 07/01/2021	2,210	2,210,000
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	1,565	1,722,775
State of Florida Department of Transportation Turnpike System Revenue Series 2015B 5.00%, 07/01/2024	3,795	4,329,528

		57,639,659

Georgia – 1.0%
City of Atlanta GA Airport Passenger Facility Charge Series 2019F 5.00%, 07/01/2025	4,000	4,720,963
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	6,465	6,935,172
Municipal Electric Authority of Georgia 5.00%, 01/01/2028	180	225,006
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2036	5,000	6,118,371

		17,999,512

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	210	245,052

Hawaii – 2.2%
City & County of Honolulu HI Series 2011A 5.00%, 08/01/2024 (Pre-refunded/ETM)	5,800	5,822,882
Series 2011B 5.00%, 08/01/2024 (Pre-refunded/ETM)	4,000	4,015,781
5.00%, 08/01/2025 (Pre-refunded/ETM)	6,205	6,229,480
University of Hawaii Series 2016 5.00%, 10/01/2022-10/01/2026	18,785	21,356,599

		37,424,742

Illinois – 7.0%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	1,000	1,226,345

	Principal Amount (000)	U.S. $ Value

Series 2019A 5.00%, 12/01/2029-12/01/2030	$2,030	$2,626,742
Series 2019B 5.00%, 12/01/2030-12/01/2033	940	1,209,298
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2024-01/01/2028	18,115	20,467,968
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,100,444
Illinois Finance Authority (Memorial Health Obligated Group) 5.00%, 04/01/2030-04/01/2032	7,195	9,042,550
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018A 5.00%, 05/15/2032-05/15/2033	26,905	33,846,128
Illinois Finance Authority (University of Chicago (The)) Series 2021A 5.00%, 10/01/2034(b)	1,000	1,430,129
State of Illinois Series 2012 5.00%, 08/01/2021	1,665	1,671,489
Series 2013 5.00%, 07/01/2021-07/01/2022	1,805	1,826,765
Series 2013A 5.00%, 04/01/2022	1,970	2,040,260
Series 2016 5.00%, 02/01/2022	2,750	2,826,382
Series 2017A 5.00%, 12/01/2025	3,810	4,498,419
Series 2017D 5.00%, 11/01/2024	12,010	13,732,710
Series 2019A 5.00%, 11/01/2026	5,740	6,928,876
State of Illinois (State of Illinois Sales Tax) Series 2016D 5.00%, 06/15/2022-06/15/2023	16,965	17,728,141

		122,202,646

Kentucky – 1.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	815	991,297
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2026-06/01/2031	10,460	12,223,459
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	6,370	7,344,058
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 4.00%, 12/01/2049	8,500	9,562,932

		30,121,746

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2030	$1,550	$1,737,011
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	435	499,862
6.10%, 06/01/2038-12/01/2040(a)	1,085	1,433,007
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	4,885	4,996,789
2.10%, 06/01/2037	1,570	1,624,644

		10,291,313

Maryland – 0.3%
State of Maryland Department of Transportation Series 2018 5.00%, 10/01/2024	4,860	5,598,031

Massachusetts – 0.2%
Commonwealth of Massachusetts CIFG Series 2007A 0.688% (LIBOR 3 Month + 0.57%), 05/01/2037	2,775	2,770,392

Michigan – 3.1%
City of Detroit MI 5.00%, 04/01/2026-04/01/2028	3,675	4,404,109
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) NATL Series 2005B 5.50%, 07/01/2021	3,585	3,585,000
City of Detroit MI Water Supply System Revenue Series 2011C 5.25%, 07/01/2024 (Pre-refunded/ETM)	7,490	7,490,000
5.25%, 07/01/2025 (Pre-refunded/ETM)	1,900	1,900,000
Great Lakes Water Authority Water Supply System Revenue Series 2018A 5.00%, 07/01/2024-07/01/2027	7,245	8,479,877
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 4.50%, 10/01/2029	900	936,472
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2024	10,115	11,477,861

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) 2.366%, 09/01/2049	$5,000	$5,112,548
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033	1,090	1,353,418
South Lyon Community Schools Series 2016 5.00%, 05/01/2028	3,640	4,401,326
University of Michigan Series 2017A 5.00%, 04/01/2023	1,955	2,120,783
Walled Lake Consolidated School District Series 2015 5.00%, 05/01/2022	2,000	2,079,294

		53,340,688

Mississippi – 0.5%
Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010C 5.00%, 08/01/2022-08/01/2023	5,445	5,465,489
Series 2010D 5.00%, 08/01/2023	3,695	3,708,519

		9,174,008

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	340	386,926

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	17,000	18,809,279

Nevada – 0.1%
County of Clark NV Series 2015 5.00%, 11/01/2021	2,000	2,032,251

New Hampshire – 0.1%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	1,761	2,119,599

New Jersey – 4.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014U 5.00%, 06/15/2023	1,610	1,758,641
Series 2017B 5.00%, 11/01/2022	5,025	5,340,279

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	$1,185	$1,252,811
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2027	1,325	1,647,164
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	7,340	7,671,629
Series 2018A 5.00%, 06/15/2024-06/15/2030	6,055	7,025,529
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2029 Series 2012A 5.00%, 06/15/2024	3,075 2,500	3,903,087 2,612,196
Series 2018A 5.00%, 12/15/2029-12/15/2030	6,135	7,718,627
Series 2019B 5.00%, 06/15/2034	2,820	3,531,143
Series 2021A 5.00%, 06/15/2033	1,000	1,310,096
Series 2022A 5.00%, 06/15/2034(b)	1,865	2,353,588
New Jersey Turnpike Authority Series 2014C 5.00%, 01/01/2023	8,955	9,579,212
Series 2017B 5.00%, 01/01/2030	1,565	1,965,455
Series 2020D 5.00%, 01/01/2028	4,840	5,930,699
Series 2021B 1.713%, 01/01/2029	1,225	1,223,853
AGM Series 2005D-3 5.25%, 01/01/2026	11,070	13,360,602
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2028	3,450	4,395,688

		82,580,299

New York – 7.3%
City of New York NY Series 2013H 5.00%, 08/01/2025	2,510	2,752,440
Series 2014J 5.00%, 08/01/2022	1,290	1,357,775
Series 2015A 5.00%, 08/01/2023	7,220	7,939,622
Series 2021D 1.396%, 08/01/2027	3,415	3,420,722
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2026	3,065	3,248,581

	Principal Amount (000)	U.S. $ Value

Series 2012F 5.00%, 11/15/2022-11/15/2023	$13,835	$14,705,319
Series 2017C 5.00%, 11/15/2030	4,340	5,419,132
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014B 5.00%, 02/01/2027-11/01/2029	20,280	22,822,699
Series 2014C 5.00%, 11/01/2028	10,665	12,056,901
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	855	890,071
2.80%, 09/15/2069	2,370	2,431,743
New York State Dormitory Authority 5.00%, 12/15/2022 (Pre-refunded/ETM)	1,390	1,487,161
Series 2012A 5.00%, 12/15/2021 (Pre-refunded/ETM)	5	5,110
New York State Dormitory Authority (State of New York Pers Income Tax) 5.00%, 12/15/2022	8,610	9,217,421
Series 2014C 5.00%, 03/15/2027-03/15/2029	22,340	25,113,328
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030-01/01/2036	6,765	8,158,561
4.375%, 10/01/2045	1,355	1,627,758
Series 2018 5.00%, 01/01/2031	1,590	1,957,482
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.411%, 05/15/2034	3,000	3,042,751

		127,654,577

North Carolina – 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023-03/01/2026	5,350	5,918,118

Ohio – 1.2%
American Municipal Power, Inc. 5.00%, 02/15/2035-02/15/2036	8,345	10,648,708
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025-02/15/2028	5,500	6,536,288
County of Hamilton OH Sewer System Revenue Series 2015A 5.00%, 12/01/2021	2,000	2,039,873
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	475	487,498

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	$425	$436,182
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant) Series 2014 5.00%, 12/15/2021	1,105	1,129,458

		21,278,007

Oklahoma – 0.2%
Comanche County Memorial Hospital 5.00%, 07/01/2022 Series 2015	250	259,137
5.00%, 07/01/2026-07/01/2029	3,000	3,267,592
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	610	614,790

		4,141,519

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019M 2.65%, 06/15/2035(a)	4,905	5,241,796

Pennsylvania – 4.9%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024-12/01/2025	7,470	8,332,978
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2022(a)	480	496,343
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,245	1,278,549
Capital Region Water Revenue Series 2018 5.00%, 07/15/2029	1,500	1,926,305
City of Philadelphia PA Series 2019B 5.00%, 02/01/2032	2,890	3,742,463
City of Philadelphia PA Water & Wastewater Revenue Series 2020A 5.00%, 11/01/2037-11/01/2038	2,340	3,090,685
Coatesville School District AGM 5.00%, 08/01/2022	1,020	1,068,686
5.00%, 08/01/2022 (Pre-refunded/ETM)	105	110,449
AGM Series 2017 5.00%, 08/01/2023	1,250	1,369,365
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026	1,000	1,198,268

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society)
Series 2015 5.125%, 07/01/2025	$2,080	$2,256,759
Pennsylvania Turnpike Commission Series 2011E 5.00%, 12/01/2025 (Pre-refunded/ETM)	9,585	9,777,261
5.00%, 12/01/2026 (Pre-refunded/ETM)	4,080	4,161,839
Series 2017 5.00%, 06/01/2028	2,905	3,609,705
Series 2017B 5.00%, 06/01/2031	11,050	13,518,919
Series 2017S 5.00%, 12/01/2028-12/01/2030	8,105	10,169,242
Series 2019 5.00%, 12/01/2024-12/01/2025	7,900	9,304,775
Series 2019A 5.00%, 12/01/2031-12/01/2032	4,005	5,205,361
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032	3,205	4,029,236
State Public School Building Authority Series 2012 5.00%, 04/01/2026 (Pre-refunded/ETM)	1,110	1,150,443

		85,797,631

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,010	1,187,014
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	905	979,734
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,115	2,328,471
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,680	3,799,600
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	415	464,974
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,323	1,270,703

		10,030,496

South Carolina – 0.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	7,390	8,021,370
Renewable Water Resources Series 2018A 5.00%, 01/01/2025	7,220	8,395,090

		16,416,460

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2028	$2,000	$2,453,949

Tennessee – 0.8%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017A 4.00%, 05/01/2048	5,415	5,748,865
Series 2018 4.00%, 11/01/2049	6,500	7,357,381

		13,106,246

Texas – 5.1%
Austin Community College District Public Facility Corp. (Austin Community College District) Series 2015 5.00%, 08/01/2022	1,000	1,052,202
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2025-11/15/2026	11,600	11,808,185
5.00%, 11/15/2025 (Pre-refunded/ETM)	215	218,768
5.00%, 11/15/2026 (Pre-refunded/ETM)	175	178,067
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024	1,290	1,472,577
Series 2015C 5.00%, 07/15/2022-07/15/2026	3,030	3,315,566
City of Dallas TX Series 2014 5.00%, 02/15/2022	19,045	19,620,422
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	375	412,834
City of San Antonio TX Electric & Gas Systems Revenue Series 2021A 5.00%, 02/01/2037	1,750	2,307,995
County of Fort Bend TX Series 2015B 5.00%, 03/01/2022 (Pre-refunded/ETM)	2,880	2,973,236
Dallas/Fort Worth International Airport 5.00%, 11/01/2026-11/01/2027	3,725	4,616,288
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2028	1,100	1,299,917

	Principal Amount (000)	U.S. $ Value
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029	$1,185	$1,521,707
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2023	1,160	1,273,767
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	300	310,776
State of Texas Series 2014 5.00%, 04/01/2022	1,790	1,855,094
Texas A&M University Series 2013B 5.00%, 05/15/2023	3,950	4,306,422
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2022	10,035	10,643,919
Texas Water Development Board 5.00%, 04/15/2028	1,255	1,607,414
University of Houston Series 2017A 5.00%, 02/15/2023	13,870	14,954,316
Via Metropolitan Transit (via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024	2,580	2,928,343

		88,677,815

Virginia – 0.2%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2022-06/15/2023	3,565	3,793,219

Washington – 5.5%
Chelan County Public Utility District No. 1 Series 2011A 5.25%, 07/01/2022	7,835	7,866,456
Series 2011B 5.50%, 07/01/2023	5,540	5,563,633
Energy Northwest (Bonneville Power Administration) Series 2011A 5.00%, 07/01/2022-07/01/2023	14,690	14,690,000
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	8,615	9,996,593
Port of Seattle 4.00%, 08/01/2040	1,000	1,190,800
Port of Seattle WA Series 2018A 5.00%, 05/01/2026-05/01/2029	14,375	17,456,190

	Principal Amount (000)	U.S. $ Value

Series 2018B 5.00%, 05/01/2026-05/01/2028	$16,040	$19,720,893
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027	1,000	1,268,030
Snohomish County Public Utility District No. 1 Series 2012 5.00%, 12/01/2026 (Pre-refunded/ETM)	6,065	6,481,191
State of Washington Series 20152 5.00%, 07/01/2024	3,755	4,286,320
Series 2015R 5.00%, 07/01/2023	3,735	4,096,200
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) 4.00%, 07/01/2031	1,960	2,293,596
Washington State Housing Finance Commission Series 2021A 3.50%, 12/20/2035	999	1,165,111
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	740	740,590

		96,815,603

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV 4.875%, 06/01/2049	3,070	3,189,080

Wisconsin – 2.4%
State of Wisconsin Series 20211 5.00%, 05/01/2028-05/01/2030	6,300	8,231,989
Series 20212 5.00%, 05/01/2030-05/01/2040	17,000	22,457,936
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	3,315	3,928,259
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	515	515,631
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,245	3,562,646
Series 2016B 5.00%, 12/01/2025	2,510	2,930,602

		41,627,063

Total Municipal Obligations (cost $1,076,791,805)		1,140,999,270

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 8,660; Exercise Price: EUR 3,150.00; Counterparty: UBS AG(c)	EUR	27,279,000	$891,462
FTSE 100 Index Expiration: Apr 2022; Contracts: 1,900; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(c)	GBP	10,640,000	284,212
FTSE 100 Index Expiration: Jun 2022; Contracts: 1,870; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(c)	GBP	10,659,000	393,972
Nikkei 225 Index Expiration: Mar 2022; Contracts: 119,000; Exercise Price: JPY 23,750.00; Counterparty: UBS AG(c)	JPY	2,826,250,000	495,586
S&P 500 Index Expiration: May 2022; Contracts: 66,500; Exercise Price: USD 3,300.00; Counterparty: UBS AG(c)	USD	219,450,000	5,363,196

Total Options Purchased - Puts (premiums paid $10,038,540)			7,428,428

	Shares

INVESTMENT COMPANIES – 27.2%
Funds and Investment Trusts – 27.2%(d)
iShares Core MSCI EAFE ETF		1,670,856	125,080,280
iShares Core MSCI Emerging Markets ETF		950,834	63,696,370
SPDR S&P 500 ETF Trust		631,420	270,285,645
Vanguard Mid-Cap ETF		68,109	16,165,671

Total Investment Companies (cost $302,804,899)			475,227,966

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes
2.125%, 11/30/2023(e)		$1,698	1,771,226
2.625%, 02/15/2029(e)		7,796	8,556,110

Total Governments - Treasuries (cost $9,591,336)			10,327,336

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Non-Cyclical – 0.1%
Baylor Scott & White Holdings Series 2021
1.777%, 11/15/2030		1,000	980,070
0.827%, 11/15/2025		1,075	1,052,866

			2,032,936

	Principal Amount (000)	U.S. $ Value

Services – 0.2%
Novant Health, Inc. 2.637%, 11/01/2036	$3,525	$3,592,715

Total Corporates - Investment Grade (cost $5,599,205)		5,625,651

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Bellemeade Re Ltd. Series 2018-1A, Class M2 2.992% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (f)	220	222,586
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (f)	250	259,005
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	124	127,059
Series 2016-DNA1, Class M3 5.642% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	195	203,826
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	421	436,471
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	270	282,075
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	250	255,566
Series 2017-HQA1, Class M2 3.642% (LIBOR 1 Month + 3.55%), 08/25/2029(f)	238	246,621
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)	163	164,088
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 2.992% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	140	141,901
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	8	7,922
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	68	69,832
Series 2015-C03, Class 2M2

	Principal Amount (000)	U.S. $ Value

5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	$49	$49,548
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	198	211,514
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	113	119,587
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(f)	121	126,306
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	436	452,238
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	479	496,343
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	446	459,532
Series 2017-C05, Class 1M2 2.292% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	200	203,323

Total Collateralized Mortgage Obligations (cost $4,117,262)		4,535,343

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	700	743,148
5.75%, 04/20/2029(a)	620	670,480
United Airlines, Inc. 4.375%, 04/15/2026(a)	1,000	1,035,230
4.625%, 04/15/2029(a)	500	517,900

Total Corporates - Non-Investment Grade (cost $2,820,000)		2,966,758

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038 (cost $1,039,874)	1,000	1,035,810

	Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $70,149,085)	70,149,085	70,149,085

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.7%
U.S. Treasury Bill
Zero Coupon, 07/22/2021 (cost $12,999,905)	$13,000	$12,999,659

Total Short-Term Investments (cost $83,148,990)		83,148,744

Total Investments – 99.1% (cost $1,495,951,911)(i)		1,731,295,306
Other assets less liabilities – 0.9%		16,387,597

Net Assets – 100.0%		$1,747,682,903

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	205	September 2021	$23,654,950	$(155,334)
Euro STOXX 50 Index Futures	646	September 2021	31,064,910	(309,765)
FTSE 100 Index Futures	259	September 2021	25,009,365	(443,580)
Hang Seng Index Futures	70	July 2021	12,905,864	(221,967)
MSCI Singapore IX ETS Futures	465	July 2021	12,291,533	24,887
Nikkei 225 (OSE) Futures	19	September 2021	4,922,094	(6,370)
S&P 500 E-Mini Futures	578	September 2021	123,940,540	2,338,362
S&P/TSX 60 Index Futures	12	September 2021	2,328,558	30,818
TOPIX Index Futures	67	September 2021	11,717,989	(71,023)
U.S. T-Note 2 Yr (CBT) Futures	197	September 2021	43,403,101	(64,742)
U.S. T-Note 10 Yr (CBT) Futures	739	September 2021	97,917,500	523,010
U.S. Ultra Bond (CBT) Futures	121	September 2021	23,315,188	832,005
Sold Contracts
MSCI Emerging Markets Futures	195	September 2021	13,306,800	94,168
OMXS 30 Index Futures	329	July 2021	8,711,209	59,838
SPI 200 Futures	77	September 2021	10,427,513	(13,058)

				$2,617,249

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	36,240	USD	4,347	07/15/2021	$137,456
Bank of America, NA	USD	15,047	NOK	127,941	07/15/2021	(186,808)
Bank of America, NA	CAD	4,353	USD	3,454	07/16/2021	(56,945)
Bank of America, NA	USD	5,793	CAD	7,176	07/16/2021	(4,961)
Bank of America, NA	EUR	1,957	USD	2,386	08/03/2021	63,647
Bank of America, NA	JPY	191,104	USD	1,759	08/19/2021	38,193
Barclays Bank PLC	USD	1,430	CAD	1,725	07/16/2021	(38,586)
BNP Paribas SA	SEK	9,745	USD	1,140	07/15/2021	927
BNP Paribas SA	SEK	5,188	USD	603	07/15/2021	(3,255)
BNP Paribas SA	USD	23,241	SEK	198,056	07/15/2021	(95,862)
BNP Paribas SA	USD	866	CAD	1,077	07/16/2021	2,801

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	4,654	CAD	5,672	07/16/2021	$(79,081)
Brown Brothers Harriman & Co.	JPY	191,104	USD	1,758	08/19/2021	36,712
Citibank, NA	SEK	24,863	USD	2,991	07/15/2021	85,554
Citibank, NA	USD	2,702	SEK	22,826	07/15/2021	(34,484)
Citibank, NA	USD	1,477	CAD	1,779	07/16/2021	(41,884)
Citibank, NA	USD	2,785	NZD	3,848	07/29/2021	(95,545)
Citibank, NA	EUR	17,949	USD	21,394	08/03/2021	97,097
Citibank, NA	JPY	233,900	USD	2,138	08/19/2021	31,562
Citibank, NA	GBP	9,806	USD	13,808	08/26/2021	241,918
Credit Suisse International	USD	18,590	CAD	22,959	07/16/2021	(68,320)
Credit Suisse International	CHF	2,356	USD	2,631	08/05/2021	82,552
Deutsche Bank AG	NOK	24,160	USD	2,900	07/15/2021	93,848
Deutsche Bank AG	USD	5,968	CAD	7,204	07/16/2021	(157,339)
Goldman Sachs Bank USA	NOK	12,080	USD	1,453	07/15/2021	49,686
Goldman Sachs Bank USA	CAD	4,353	USD	3,451	07/16/2021	(60,141)
Goldman Sachs Bank USA	USD	2,985	CAD	3,598	07/16/2021	(82,899)
Goldman Sachs Bank USA	CHF	15,119	USD	16,590	08/05/2021	235,355
Goldman Sachs Bank USA	USD	1,438	JPY	157,196	08/19/2021	(22,322)
HSBC Bank USA	USD	5,183	SEK	43,589	07/15/2021	(88,638)
HSBC Bank USA	CAD	4,353	USD	3,447	07/16/2021	(64,815)
JPMorgan Chase Bank, NA	SEK	89,602	USD	10,420	07/15/2021	(51,301)
JPMorgan Chase Bank, NA	USD	1,475	CAD	1,779	07/16/2021	(40,420)
Morgan Stanley & Co., Inc.	NOK	24,160	USD	2,892	07/15/2021	85,558
Morgan Stanley & Co., Inc.	SEK	27,060	USD	3,276	07/15/2021	113,252
Morgan Stanley & Co., Inc.	SEK	14,934	USD	1,745	07/15/2021	(253)
Morgan Stanley & Co., Inc.	USD	6,177	NOK	52,920	07/15/2021	(30,282)
Morgan Stanley & Co., Inc.	CAD	2,880	USD	2,378	07/16/2021	54,948
Morgan Stanley & Co., Inc.	USD	1,475	CAD	1,779	07/16/2021	(39,832)
Morgan Stanley & Co., Inc.	USD	4,214	JPY	458,912	08/19/2021	(82,062)
Morgan Stanley & Co., Inc.	AUD	7,008	USD	5,429	08/25/2021	172,694
Natwest Markets PLC	NOK	30,731	USD	3,671	07/15/2021	101,417
Natwest Markets PLC	USD	3,469	NOK	28,432	07/15/2021	(166,195)
Natwest Markets PLC	EUR	2,716	USD	3,232	08/03/2021	9,388
Natwest Markets PLC	GBP	3,221	USD	4,460	08/26/2021	3,893
Standard Chartered Bank	CAD	4,353	USD	3,469	07/16/2021	(42,165)
State Street Bank & Trust Co.	USD	710	SEK	5,928	07/15/2021	(17,288)
State Street Bank & Trust Co.	USD	772	CHF	700	08/05/2021	(14,748)
UBS AG	CAD	2,880	USD	2,377	07/16/2021	54,178
UBS AG	USD	13,902	CAD	17,411	07/16/2021	143,765
UBS AG	CHF	1,465	USD	1,594	08/05/2021	9,174
UBS AG	USD	1,423	CHF	1,283	08/05/2021	(35,572)

						$243,572

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(j)	UBS AG	1,900	GBP	5,600.00	April 2022	GBP	10,640	$276,398	$(284,212)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,710	01/15/2025	2.565%	CPI#	Maturity	$81,976	$—	$81,976
USD	2,355	01/15/2025	2.585%	CPI#	Maturity	38,991	—	38,991
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	36,244	—	36,244
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	2,270,037	—	2,270,037
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	2,402,504	—	2,402,504
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	499,812	—	499,812
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	491,760	—	491,760
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	93,300	—	93,300
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	91,262	—	91,262
USD	5,191	02/15/2041	CPI#	2.500%	Maturity	35,269	—	35,269
USD	5,109	02/15/2041	CPI#	2.505%	Maturity	40,819	—	40,819
USD	1,490	02/15/2041	CPI#	2.553%	Maturity	29,088	—	29,088

						$6,111,062	$—	$6,111,062

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	32,500	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$887,967	$—	$887,967
USD	13,760	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	516,067	—	516,067
USD	9,275	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	151,380	—	151,380

						$1,555,414	$—	$1,555,414

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	97	$(25,616)	$(9,343)	$(16,273)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,344	(354,928)	(170,047)	(184,881)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(265)	(121)	(144)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	53	$(13,996)	$(5,152)	$(8,844)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	662	(174,767)	(64,433)	(110,334)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	995	(262,763)	(94,357)	(168,406)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	863	(227,904)	(79,436)	(148,468)

						$(1,060,239)	$(422,889)	$(637,350)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$(354,753)	$—	$(354,753)
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	288,477	—	288,477
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	(445,519)	—	(445,519)
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	378,432	—	378,432
Citibank, NA	USD	28,000	10/23/2021	2.039%	CPI#	Maturity	(400,247)	—	(400,247)
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	940,988	—	940,988
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	381,915	—	381,915
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	508,257	—	508,257
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	194,851	—	194,851
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	1,282,441	—	1,282,441
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	607,472	—	607,472
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	1,268,851	—	1,268,851
Morgan Stanley Capital Services LLC	USD	56,000	07/20/2022	1.939%	CPI#	Maturity	1,705,816	—	1,705,816

							$6,356,981	$—	$6,356,981

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.120%	SIFMA*	Quarterly	$(206,681)	$—	$(206,681)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	(212,330)	—	(212,330)

							$(419,011)	$—	$(419,011)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	4,535	09/17/2021	$(12,833)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $31,021,624 or 1.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $259,223,505 and gross unrealized depreciation of investments was $(8,072,840), resulting in net unrealized appreciation of $251,150,665.

(j)	One contract relates to 1 share.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OSF – Order of St. Francis

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,140,999,270	$—	$1,140,999,270
Options Purchased - Puts	—	7,428,428	—	7,428,428
Investment Companies	475,227,966	—	—	475,227,966
Governments - Treasuries	—	10,327,336	—	10,327,336
Corporates - Investment Grade	—	5,625,651	—	5,625,651
Collateralized Mortgage Obligations	—	4,535,343	—	4,535,343
Corporates - Non-Investment Grade	—	2,966,758	—	2,966,758
Commercial Mortgage-Backed Security	—	1,035,810	—	1,035,810
Short-Term Investments:
Investment Companies	70,149,085	—	—	70,149,085
U.S. Treasury Bills	—	12,999,659	—	12,999,659

Total Investments in Securities	545,377,051	1,185,918,255	—	1,731,295,306
Other Financial Instruments(a):
Assets:
Futures	3,903,088	—	—	3,903,088
Forward Currency Exchange Contracts	—	1,945,575	—	1,945,575
Centrally Cleared Inflation (CPI) Swaps	—	6,111,062	—	6,111,062
Centrally Cleared Interest Rate Swaps	—	1,555,414	—	1,555,414
Inflation (CPI) Swaps	—	7,557,500	—	7,557,500
Liabilities:
Futures	(1,285,839)	—	—	(1,285,839)
Forward Currency Exchange Contracts	—	(1,702,003)	—	(1,702,003)
Put Options Written		(284,212)		(284,212)
Credit Default Swaps	—	(1,060,239)	—	(1,060,239)
Inflation (CPI) Swaps	—	(1,200,519)	—	(1,200,519)
Interest Rate Swaps	—	(419,011)	—	(419,011)
Total Return Swaps	—	(12,833)	—	(12,833)

Total	$547,994,300	$1,198,408,989	$—	$1,746,403,289

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,382	$371,016	$315,249	$70,149	$8